Schedule of bank loans (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Bank loans repayable	$ 7,397,722	$ 58,071,377	$ 62,185,724
Bank loans	8,434,027	66,206,269	70,184,889
Later than one year [member]
IfrsStatementLineItems [Line Items]
Bank loans repayable	1,036,305	8,134,892	7,999,165
Second to fifth years [Member]
IfrsStatementLineItems [Line Items]
Bank loans repayable	4,470,393	35,092,141	34,692,766
Later than five years [member]
IfrsStatementLineItems [Line Items]
Bank loans repayable	$ 2,927,329	$ 22,979,236	$ 27,492,958